Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001880661
Registrant Name	TPG Inc.
Registration File Number	333-277340
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES